Consolidated Statements of Temporary Equity and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Redemption and equity issuance costs	$ 23,337